Derivatives - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Derivative financial instruments [Abstract]
Unrealized losses recognized in equity	€ 28
Exchange rate adjustments	985
Ineffective portion recognized in income statement from designated cash flow hedge	€ (23)